Note 7 - Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE 6 - NOTES PAYABLE

Notes payable at June 30, 2016 and December 31, 2015 consist of the following:

	June 30, 2016		December 31, 2015

Note payable for mining equipment, payable $950 monthly, including interest (a)	$	- 0 -	$3,714
Note payable for equipment, payable $1,339 monthly, including interest (b)		35,226	42,235
Note payable for mine site vehicle, payable $628 monthly (c)		9,426	13,196
Note payable to an insurance company, payable $9,055 monthly, including interest (d)		8,804	60,953
Note payable to an insurance company, payable $18,609 monthly, including interest (e)		18,119	124,019
		71,575	244,117
Less: Current Portion		(49,040)	(210,429)
Notes Payable, Long-Term Portion		$22,535	$33,688

(a)
On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.

(b)
On October 31, 2014, the Company purchased mining equipment for $65,120 by paying a deposit and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.

(c)
On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.

(d)	The Company signed a note payable with an insurance company dated October 21, 2015 for liability insurance, due in monthly installments, including interest at 11.845%.

(e)	The Company signed a note payable with an insurance company dated October 17, 2015 for liability insurance, due in monthly installments, including interest at 3.000%.

The following is a schedule of the principal maturities on these notes as of June 30, 2016:

July 2016 - June 2017	$49,040
July 2017 - June 2018	18,554
July 2018 - June 2019	3,981
Total Notes Payable	$71,575

During the three and six months ended June 30, 2016, the Company's interest payment related to these notes totaled $2,909 and $4,204, respectively. During the three and six months ended June 30, 2015, the Company's interest payments related to these notes totaled $1,776 and $5,974, respectively.

Notes payable at December 31, 2015 and 2014 consist of the following:

	December 31,
	2015	2014

Note payable for mining equipment, payable $950 monthly, including interest (a)	$3,714	$14,057
Note payable for mining equipment, payable $6,060 monthly, including interest (b)	--	6,033
Note payable for equipment, payable $9,122 monthly, including interest (c)	--	18,246
Note payable for equipment, payable $1,339 monthly, including interest (d)	42,235	55,720
Note payable for mine site vehicle, payable $628 monthly (e)	13,196	20,736
Note payable to an insurance company, payable $21,531monthly, including interest (f)	--	149,036
Note payable to an insurance company, payable $6,094 monthly, including interest (g)	--	42,211
Note payable to an insurance company, payable $9,055 monthly, including interest (h)	60,953	--
Note payable to an insurance company, payable $18,609 monthly, including interest (i)	124,019	--
	244,117	306,039
Less: Current Portion	(210,429)	(246,894)
Notes Payable, Long-Term Portion	$33,688	$59,145

(a)
On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.

(b)
On July 23, 2012, the Company purchased mining equipment for $169,500 by issuing a note with an interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $6,060 for 30 months, which started on August 25, 2012.

(c)
On April 1, 2014, the Company purchased lab equipment for $109,493 by paying deposit and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in November 2014.

(d)
On October 31, 2014, the Company purchased mining equipment for $65,120 by paying deposit and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.

(e)
On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.

(f)
The Company signed a note payable with an insurance company dated October 17, 2014 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note matured in June 2015 and was repaid.

(g)
The Company signed a note payable with an insurance company dated October 17, 2014 for liability insurance, due in monthly installments, including interest at 4.732%. The note matured in July 2015 and was repaid.

(h)	The Company signed a note payable with an insurance company dated October 21, 2015 for liability insurance, due in monthly installments, including interest at 11.845%.
(i)	The Company signed a note payable with an insurance company dated October 17, 2015 for liability insurance, due in monthly installments, including interest at 3.000%.

The following is a schedule of the principal maturities on these notes as of December 31, 2015:

2016	$210,429
2017	20,615
2018	13,073
Total Notes Payable	$244,117

During the 2015 and 2014, the Company's interest payments totaled $12,839 and $10,460, respectively.